Basis of Presentation and Summary of Significant Accounting Policies, Comprehensive Income (Loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 26, 2020	Sep. 28, 2019		Sep. 29, 2018
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Other comprehensive income (loss)	$ (133)	$ (202)		$ (85)
Net amount reclassified from accumulated other comprehensive income (loss)	(32)	(28)	[1]	(3)
Accumulated Other Comprehensive Loss [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Balance	(386)	(156)		(68)
Balance	(551)	(386)		(156)
Currency Translation [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Balance	(279)	(175)		(48)
Other comprehensive income (loss)	1	(104)		(127)
Net amount reclassified from accumulated other comprehensive income (loss)	0	0		0
Balance	(278)	(279)		(175)
Defined Benefit Pension and Retiree Health Benefit Plans [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Balance	(56)	(13)		(16)
Other comprehensive income (loss)	3	9		9
Net amount reclassified from accumulated other comprehensive income (loss)	(63)	(52)	[1]	(6)
Balance	(116)	(56)		(13)
Derivative Instruments [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Balance	(51)	32		(4)
Other comprehensive income (loss)	(137)	(107)		33
Net amount reclassified from accumulated other comprehensive income (loss)	31	24	[1]	3
Balance	$ (157)	$ (51)		$ 32

[1]	Refer to Note 4. Financial Instruments and Fair Value Measurements and Note 8. Retirement Plans for further information.